Equity settled share-based payments - Share awards (Details) - CNY (¥)		6 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity settled share-based payments
Equity-settled share-based payment expenses				¥ 613,000	¥ 5,067,000
Restricted share units | Minimum
Equity settled share-based payments
Weighted-average remaining contract life of restricted shares	2 years	3 years	3 years	2 years
Restricted share units | Maximum
Equity settled share-based payments
Weighted-average remaining contract life of restricted shares	4 years	5 years	5 years	4 years
MINISO Guangzhou
Equity settled share-based payments
Maximum percentage of registered capital of shares could be awarded	10.00%